UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/10

Date of reporting period:  9/30/09

Item 1. Schedule of Investments.

Keystone Mutual Funds
Schedule of Investments (Unaudited)		September 30, 2009

Security Description	Shares	Fair Value
COMMON STOCKS - 98.4%
Consumer Merchandising - 12.6%
Amazon.com, Inc. *	14,669	$1,369,498
Apollo Group, Inc. *	41,656	3,068,798
Best Buy, Inc.	38,133	1,430,750
DreamWorks Animation SKG, Inc. *	39,626	1,409,497
Kohls Corporation *	19,756	1,127,080
Nike, Inc.	45,464	2,941,521
Polo Ralph Lauren Corporation	12,465	955,068
Target Corp.	78,663	3,671,989
Walt Disney Co.	135,191	3,712,345
		19,686,546
Consumer Staples - 11.0%
Colgate-Palmolive Company	16,668	1,271,435
Costco Wholesale Corporation	60,653	3,424,468
Diageo PLC ADR	36,945	2,271,748
General Mills, Inc.	76,963	4,954,878
Philip Morris International, Inc.	107,895	5,258,802
		17,181,331
Energy - 7.5%
Hess Corporation	86,085	4,602,104
Petrohawk Energy Corp. *	148,472	3,594,507
Schlumberger Limited ^	57,128	3,404,829
		11,601,440
Financial Institutions - 5.9%
ACE Ltd. ^	29,163	1,559,054
Goldman Sachs Group, Inc.	19,955	3,678,704
IntercontinentalExchange, Inc. *	40,146	3,901,790
		9,139,548
Health Care Products - 13.6%
Abbott Laboratories	94,416	4,670,760
Celgene Corp. *	90,151	5,039,441
Gilead Sciences, Inc. *	136,056	6,337,488
Teva Pharmaceutical Industries Ltd. ADR	101,108	5,112,020
		21,159,709
Industrials - 8.5%
Alliant Techsystems Inc. *	30,942	2,408,835
Honeywell International, Inc.	88,398	3,283,986
Joy Global	66,435	3,251,329
Terex Corporation *	116,680	2,418,776
Union Pacific Corp.	33,199	1,937,162
		13,300,088

Materials - 3.2%
Monsanto Co.	63,864	4,943,074

Technology Services - 15.2%
Brocade Communication Systems, Inc. *	448,032	3,521,531
First Solar, Inc. *	17,981	2,748,576
Google, Inc. *	10,907	5,408,236
Mastercard, Inc.	9,057	1,830,873
Qualcomm, Inc.	135,210	6,081,746
VistaPrint N.V. *^	16,750	850,062
The Western Union Company	172,733	3,268,108
		23,709,132
Technology Software - 20.9%
Adobe Systems, Inc. *	245,178	8,100,681
Apple Computer, Inc. *	45,724	8,475,858
Hewlett-Packard Co.	145,611	6,874,295
Oracle Corporation	187,974	3,917,378
Research In Motion Ltd. *^	58,402	3,945,055
Salesforce.com, Inc. *	19,981	1,137,518
		32,450,785
TOTAL COMMON STOCKS (Cost $139,627,754)		153,171,653

MUTUAL FUND INVESTMENTS - 2.6%
AIM STIT-STIC Prime Portfolio	4,010,349	4,010,349
TOTAL MUTUAL FUND INVESTMENTS (Cost $4,010,349)		4,010,349

Total Investments (Cost $143,638,103) - 101.0%		157,182,002
Liabilites in Excess of Other Assets - (1.0)%		(1,547,402)
TOTAL NET ASSETS - 100.0%		$155,634,600

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Large Cap Growth Fund
Cost of Investments	$ 145,982,187

Gross unrealized appreciation	16,196,984
Gross unrealized depreciation	(4,997,169)
Net unrealized appreciation	$ 11,199,815

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  Care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of September 30, 2009, the Fund’s investments in securities were classified as follows:

	Fair Value Measurements as of September 30, 2009 Using
	Quoted Prices in			Significant
	Active Markets for		Significant Other	Unobservable
	Identical Assets		Observable Inputs	Inputs
Description	(Level 1)		(Level 2)	(Level 3)	Total
Equity Securities
Common Stocks	$ 153,171,653	(a)	$ —	$ —	$ 153,171,653
Total Equity Securities	153,171,653		—	—	153,171,653
Other
Mutual Funds Investments	4,010,349	(b)	—	—	4,010,349
Total Other	4,010,349		—	—	4,010,349
Total	$ 157,182,002		$ —	$ —	$ 157,182,002
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at September 30, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)      Andrew S. Wyatt
Andrew S. Wyatt, President

Date     10/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      Andrew S. Wyatt
Andrew S. Wyatt, President

Date    10/26/09

By (Signature and Title)      Michael P. Eckert
Michael P. Eckert, Treasurer

Date     10/26/09